TAXATION - Composition of income tax expense (Details)	6 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)
TAXATION
Current income tax expense		¥ 254,836,226	¥ 122,438,605
Deferred income tax benefit	$ (16,298,837)	(108,320,437)	(84,826,416)
Income tax expense	$ 22,046,042	¥ 146,515,789	¥ 37,612,189
Percentage decrease in income tax expense	7.70%	7.70%	104.80%